Investments and Advances-Other, Current (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Investments and Advances [Line Items]
Investments and advances - other, current	¥ 37,268	¥ 14,875
Corporate debt securities
Investments and Advances [Line Items]
Investments and advances - other, current	11,050	1,553
Government bonds
Investments and Advances [Line Items]
Investments and advances - other, current	2,000
Local bonds
Investments and Advances [Line Items]
Investments and advances - other, current	6,620
Advances
Investments and Advances [Line Items]
Investments and advances - other, current	1,028	926
Certificates of deposit
Investments and Advances [Line Items]
Investments and advances - other, current	1,558	1,550
Other
Investments and Advances [Line Items]
Investments and advances - other, current	¥ 15,012	¥ 10,846